Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	9 Months Ended		12 Months Ended
	Oct. 28, 2020	Oct. 31, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Apr. 03, 2019
Stock-Based Compensation [Line Items]
Common stock reserved for issuance			15,275,920		15,354,370	11,483,561
Awards shares					743,113
Related to service based awards			$ 1,100
Related to the performance based awards			2,300
Total compensation cost not yet recognized			$ 3,400
Weighted average period			6 months
Options granted shares
Shares granted			828,750
Stock-based compensation expense			$ 1,421	$ 1,603	$ 1,941	$ 383
Fair value of options granted amount					$ 2.85
Share-Based Payment Arrangement, Employee [Member]
Stock-Based Compensation [Line Items]
Vested shares		164,552
Partial Recourse Notes [Member]
Stock-Based Compensation [Line Items]
Interest rate	0.38%
Principal amount	$ 700
Founders [Member] | Partial Recourse Notes [Member]
Stock-Based Compensation [Line Items]
Interest rate	50.00%
2019 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Common stock reserved for issuance							5,050,895
Awards shares			234,920
Stock Options [Member]
Stock-Based Compensation [Line Items]
Contractual term			10 years		10 years
Options granted shares
Purchase shares					828,750
Stock Options [Member] | Maximum [Member]
Stock-Based Compensation [Line Items]
Related to service based awards					$ 4,000
Weighted average period					2 years 2 months 4 days
Stock Options [Member] | Minimum [Member]
Stock-Based Compensation [Line Items]
Related to service based awards					$ 1,800
Weighted average period					2 years 3 months 18 days
Restricted Stock [Member]
Stock-Based Compensation [Line Items]
Purchase shares					485,527
Purchase price per share					$ 1.45
Vesting term		4 years	4 years		4 years
Vested shares			82,276
Stock-based compensation expense					$ 100
Granted shares			543,488		329,104
Percentage of unpaid principal balance and accrued interest					50.00%
Subject to vesting shares		164,552
Restricted Stock [Member] | Commercial Contract Two [Member]
Stock-Based Compensation [Line Items]
Vesting percent		75.00%
Restricted Stock [Member] | Maximum [Member] | Commercial Contract Two [Member]
Stock-Based Compensation [Line Items]
Vesting percent		75.00%
Restricted Stock [Member] | Minimum [Member] | Commercial Contract One [Member]
Stock-Based Compensation [Line Items]
Vesting percent		25.00%
Restricted Stock [Member] | Share-Based Payment Arrangement, Employee [Member]
Stock-Based Compensation [Line Items]
Shares granted		329,104
Restricted Stock [Member] | Partial Recourse Notes [Member]
Stock-Based Compensation [Line Items]
Interest rate					0.38%
Principal amount					$ 700
Restricted Stock [Member] | Founders [Member]
Stock-Based Compensation [Line Items]
Purchase shares	485,527
Purchase price per share	$ 1.45
Subject to vesting shares		164,552
Performance Awards [Member]
Stock-Based Compensation [Line Items]
Vested shares		164,552
Stock-based compensation expense					$ 0
Performance Awards [Member] | Commercial Contract One [Member]
Stock-Based Compensation [Line Items]
Vesting percent		25.00%
Service Award [Member]
Stock-Based Compensation [Line Items]
Stock-based compensation expense			$ 200
Performance criteria [Member]
Stock-Based Compensation [Line Items]
Vested shares		164,552
Stock-based compensation expense			$ 400